RESTRUCTURING AND RELATED ACTIVITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 1,497
Cash payments	(1,103)	$ (4,031)
Ending Balance	$ 394	$ 1,497